Related Party Balances and Transactions (Details) - Schedule of Transactions with Related Parties during the Financial Periods - USD ($)	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Transactions With Related Parties During The Financial Periods Abstract
Current liabilities	$ 3,780,324	$ 3,579,169	$ 3,322,862	$ 3,033,028
Non-current liabilities	11,518,726	11,278,227	12,209,702	12,666,389
Total	$ 15,299,050	$ 14,857,396	$ 15,532,564	$ 15,699,417